Related Party Transactions and Direction and Coordination Activity - Summary of Consolidated Statement of Cash Flows (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Purchase of intangible and tangible assets on an accrual basis	€ 3	€ 135	€ 159
Movenda S.p.A. [member]
Disclosure of transactions between related parties [Line Items]
Purchase of intangible and tangible assets on an accrual basis	2	2	2
Other minor companies [member]
Disclosure of transactions between related parties [Line Items]
Purchase of intangible and tangible assets on an accrual basis	1	1
Italtel group [member]
Disclosure of transactions between related parties [Line Items]
Purchase of intangible and tangible assets on an accrual basis		132	157
Cash flow [member]
Disclosure of transactions between related parties [Line Items]
Purchase of intangible and tangible assets on an accrual basis	€ 6,478	€ 5,769	€ 5,108
Purchase of intangible and tangible assets on an accrual basis	0.00%
Cash flow [member] | Discontinued Operations [member]
Disclosure of transactions between related parties [Line Items]
Purchase of intangible and tangible assets on an accrual basis		2.30%	3.10%
Cash flow [member] | Associates, subsidiaries of associates and joint ventures [member] | Continuing Operations1[member]
Disclosure of transactions between related parties [Line Items]
Purchase of intangible and tangible assets on an accrual basis	€ 3	€ 135	€ 159
Cash flow [member] | Related parties [member] | Continuing Operations1[member]
Disclosure of transactions between related parties [Line Items]
Purchase of intangible and tangible assets on an accrual basis	€ 3	€ 135	€ 159
Cash flow [member] | Italtel group [member]
Disclosure of transactions between related parties [Line Items]
Type of contract	Purchases of telecommunications equipment
Cash flow [member] | Movenda S.p.A. [member]
Disclosure of transactions between related parties [Line Items]
Type of contract	Information technology services and licenses for Mobile Connect Cardlets